Share-based compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	7,490	7,375	7,767
Options outstanding, weighted average exercise price | $ / shares	$ 123.37	$ 113	$ 106.01
Options outstanding, weighted average remaining contractual life (in years)	5 years 11 months 19 days
Options exercisable, number | shares	3,522	3,212
Options exercisable, weighted average exercise price | $ / shares	$ 105.02	$ 97.02
$74.39 – $96.55 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,031
Options outstanding, weighted average exercise price | $ / shares	$ 93.27
Options outstanding, weighted average remaining contractual life (in years)	2 years 14 days
Options exercisable, number | shares	1,031
Options exercisable, weighted average exercise price | $ / shares	$ 93.27
$102.33 – $104.70 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,067
Options outstanding, weighted average exercise price | $ / shares	$ 103.95
Options outstanding, weighted average remaining contractual life (in years)	3 years 5 months 15 days
Options exercisable, number | shares	1,067
Options exercisable, weighted average exercise price | $ / shares	$ 103.95
$106.00 – $106.00 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	930
Options outstanding, weighted average exercise price | $ / shares	$ 106
Options outstanding, weighted average remaining contractual life (in years)	5 years 1 month 13 days
Options exercisable, number | shares	930
Options exercisable, weighted average exercise price | $ / shares	$ 106
$125.37 – $129.99 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	2,579
Options outstanding, weighted average exercise price | $ / shares	$ 127.21
Options outstanding, weighted average remaining contractual life (in years)	7 years 3 months 25 days
Options exercisable, number | shares	494
Options exercisable, weighted average exercise price | $ / shares	$ 129.99
$131.64 – $177.97 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,883
Options outstanding, weighted average exercise price | $ / shares	$ 154.17
Options outstanding, weighted average remaining contractual life (in years)	8 years 1 month 6 days